Quarterly Holdings Report
for
Fidelity® Magellan® Fund
December 31, 2021
MAG-NPRT3-0322
1.811314.117
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.9%
Entertainment - 2.6%
Netflix, Inc. (a)	863,862	520,425
Roblox Corp. (a)	3,065,046	316,190
		836,615
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	300,991	871,983
Class C (a)	289,245	836,956
Meta Platforms, Inc. Class A (a)	2,936,819	987,799
		2,696,738
TOTAL COMMUNICATION SERVICES		3,533,353
CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc. (a)	2,316,675	361,378
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	444,917	1,483,505
Multiline Retail - 1.1%
Dollar General Corp.	1,505,276	354,989
Specialty Retail - 2.1%
The Home Depot, Inc.	1,620,079	672,349
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	2,875,800	479,310
TOTAL CONSUMER DISCRETIONARY		3,351,531
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	956,289	542,885
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	1,057,094	391,336
TOTAL CONSUMER STAPLES		934,221
FINANCIALS - 8.9%
Capital Markets - 6.6%
BlackRock, Inc. Class A	444,811	407,251
Coinbase Global, Inc. (a)	1,231,195	310,717
Moody's Corp.	908,303	354,765
MSCI, Inc.	566,815	347,282
S&P Global, Inc.	845,390	398,965
T. Rowe Price Group, Inc.	1,722,169	338,647
		2,157,627
Insurance - 2.3%
Arthur J. Gallagher & Co.	2,049,329	347,710
Marsh & McLennan Companies, Inc.	2,223,967	386,570
		734,280
TOTAL FINANCIALS		2,891,907
HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 2.5%
IDEXX Laboratories, Inc. (a)	558,704	367,884
Intuitive Surgical, Inc. (a)	1,199,204	430,874
		798,758
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	1,458,629	732,436
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	1,191,731	304,463
Life Sciences Tools & Services - 3.2%
Danaher Corp.	1,528,634	502,936
Thermo Fisher Scientific, Inc.	787,965	525,762
		1,028,698
Pharmaceuticals - 1.3%
Zoetis, Inc. Class A	1,786,518	435,964
TOTAL HEALTH CARE		3,300,319
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.0%
HEICO Corp. Class A	2,637,540	338,977
Electrical Equipment - 2.1%
AMETEK, Inc.	2,353,257	346,023
Generac Holdings, Inc. (a)	909,700	320,142
		666,165
Industrial Conglomerates - 1.1%
Roper Technologies, Inc.	723,279	355,752
Professional Services - 4.1%
Equifax, Inc.	1,186,653	347,440
IHS Markit Ltd.	2,647,549	351,912
TransUnion Holding Co., Inc.	2,627,249	311,539
Verisk Analytics, Inc.	1,455,493	332,915
		1,343,806
Road & Rail - 0.0%
Bird Global, Inc.	569,136	3,160
Bird Global, Inc.:
rights 11/4/26 (a)(b)	22,065	122
rights 11/4/26 (a)(b)	22,064	84
rights 11/4/26 (a)(b)	22,064	54
		3,420
TOTAL INDUSTRIALS		2,708,120
INFORMATION TECHNOLOGY - 42.1%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	4,014,620	351,119
Teledyne Technologies, Inc. (a)	736,587	321,807
		672,926
IT Services - 3.5%
Accenture PLC Class A	1,380,501	572,287
MasterCard, Inc. Class A	1,590,388	571,458
		1,143,745
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	3,241,864	466,504
Analog Devices, Inc.	2,163,780	380,328
Applied Materials, Inc.	2,772,511	436,282
KLA Corp.	929,871	399,947
Lam Research Corp.	619,541	445,543
NVIDIA Corp.	3,137,489	922,767
		3,051,371
Software - 19.2%
Adobe, Inc. (a)	981,929	556,813
ANSYS, Inc. (a)	789,994	316,882
Autodesk, Inc. (a)	1,360,743	382,627
Cadence Design Systems, Inc. (a)	1,954,980	364,311
Fortinet, Inc. (a)	1,015,982	365,144
Intuit, Inc.	739,655	475,761
Microsoft Corp.	7,213,623	2,426,086
Salesforce.com, Inc. (a)	2,077,494	527,954
ServiceNow, Inc. (a)	708,848	460,120
Synopsys, Inc. (a)	1,018,244	375,223
		6,250,921
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	14,590,744	2,590,876
TOTAL INFORMATION TECHNOLOGY		13,709,839
MATERIALS - 2.6%
Chemicals - 2.6%
Linde PLC	1,336,319	462,941
Sherwin-Williams Co.	1,087,999	383,150
		846,091
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Prologis (REIT), Inc.	2,666,896	448,999
Real Estate Management & Development - 0.0%
Rialto Real Estate Fund LP (a)(b)(c)(d)(e)	500,000	18,358
TOTAL REAL ESTATE		467,357
UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	5,024,860	469,121
TOTAL COMMON STOCKS (Cost $15,507,399)		32,211,859

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Malwarebytes Corp. Series B (a)(b)(e) (Cost $35,000)	3,373,494	82,145

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (f) (Cost $303,333)	303,272,207	303,333

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $15,845,732)	32,597,337
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(26,245)
NET ASSETS - 100.0%	32,571,092

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Affiliated company
(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,503,000 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Malwarebytes Corp. Series B	12/21/15	35,000
Rialto Real Estate Fund LP	2/24/11	50,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	170,049	4,496,453	4,363,169	135	-	-	303,333	0.5%
Fidelity Securities Lending Cash Central Fund 0.08%	119,335	814,812	934,147	14	-	-	-	0.0%
Total	289,384	5,311,265	5,297,316	149	-	-	303,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
RREF CMBS AIV, LP	20,891	-	-	-	-	(20,891)	-
RREF Midtown Colony REIT, Inc.	-	-	-	-	-	-	-
Rialto Real Estate Fund LP	39	-	-	1,965	-	18,319	18,358
Total	20,930	-	-	1,965	-	(2,572)	18,358

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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